Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Revenue [Abstract]
Schedule of cost of revenues

The cost of revenues is as follows (in thousands):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue sharing fees	47,263	25,157	19,550	2,996
Content and operational costs	491,478	603,573	482,641	73,968
Bandwidth costs	57,102	54,600	57,095	8,750
Total	595,843	683,330	559,286	85,714